Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Long-Term Debt [Line Items]
Disclosure of detailed information about borrowings [text block]
The following table summarizes Vermilion’s outstanding long-term debt:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Revolving credit facility	1,392,206	899,595
Senior unsecured notes	404,001	370,735
Long-term debt	1,796,207	1,270,330

Disclosure of detailed information about change long-term debt [text block]
The following table reconciles the change in Vermilion’s long-term debt:

($M)	2018	2017
Balance at January 1	1,270,330	1,362,192
Borrowings (repayments) on the revolving credit facility	251,155	(450,646)
Issuance of senior unsecured notes	—	391,906
Assumed on acquisitions (1)	188,496	—
Amortization of transaction costs and prepaid interest	2,286	2,012
Foreign exchange	83,940	(35,134)
Balance at December 31	1,796,207	1,270,330
(1)
Pursuant to the acquisitions described in Note 5 (Business Combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion's revolving credit facility.

Disclosure of detailed information about borrowings financial covenants [text block]
As at December 31, 2018, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2018	Dec 31, 2017
Consolidated total debt to consolidated EBITDA	4.0	1.72	1.87
Consolidated total senior debt to consolidated EBITDA	3.5	1.34	1.30
Consolidated total senior debt to total capitalization	55%	30%	32%

Disclosure of detailed information about redemption price of unsecured notes [text block]
Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-Term Debt [Line Items]
Disclosure of detailed information about borrowings [text block]
At December 31, 2018, Vermilion had in place a bank revolving credit facility maturing May 31, 2022 with the following terms:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Total facility amount	1,800,000	1,400,000
Amount drawn	(1,392,206)	(899,595)
Letters of credit outstanding	(15,400)	(7,400)
Unutilized capacity	392,394	493,005